Note 14 - Share Capital	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Share Capital [Text Block]
Note
14
– Share Capital

On
April
18,
2016,
we filed a final short-form base shelf prospectus, allowing us to offer and issue the following securities: (i) common shares; (ii) preferred shares; (iii) senior or subordinated unsecured debt securities; (iv) subscription receipts; (v) warrants; and (vi) securities comprised of more than one
of the aforementioned common shares, preferred shares, debt securities, subscription receipts and/ or warrants offered together as a unit. These securities may
be offered separately or together, in separate series, in amounts, at prices and on terms to be set forth in one
or more shelf prospectus supplements. The aggregate initial offering price of securities that may
be sold by us (or certain of our current or future shareholders) pursuant to our base shelf prospectus during the
25
-month period that our base shelf prospectus, including any amendments thereto, remains valid is limited to
$500
million. The short-form base shelf prospectus expires on
May
18,
2018.

The following table sets forth the common shares outstanding (number of shares in thousands):

(thousands of shares)	January 31, 2017	January 31, 2016	January 31, 2015
Balance, beginning of year	75,761	75,480	63,661
Shares issued:
Stock options and share units exercised	114	281	478
Issuance of common shares	-	-	10,925
Acquisitions (Note 3)	-	-	416
Balance, end of year	75,875	75,761	75,480

Cash flows provided from stock options and share units exercised during
2017,
2016
and
2015
was approximately
$0.6
million,
$0.2
million and
$0.9
million, respectively.